Deposits (Scheduled Maturities Of Time Deposits) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Deposits [Abstract]
2019	$ 175,527
2020	39,790
2021	14,917
2022	31,770
2023	11,661
Thereafter
Total	$ 273,665